Shareholder Report, Holdings (Details)	Aug. 31, 2026
Schwab U.S. REIT ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Schwab U.S. REIT ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Schwab U.S. REIT ETF | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab U.S. REIT ETF | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab U.S. REIT ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab U.S. REIT ETF | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. REIT ETF | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. REIT ETF | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab U.S. REIT ETF | Vivmark Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab U.S. REIT ETF | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab U.S. REIT ETF | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[1]
Schwab U.S. REIT ETF | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[1]
Schwab U.S. REIT ETF | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
Schwab U.S. REIT ETF | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
Schwab U.S. REIT ETF | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab U.S. REIT ETF | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Schwab U.S. REIT ETF | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
Schwab U.S. REIT ETF | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab U.S. REIT ETF | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab U.S. REIT ETF | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab U.S. REIT ETF | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab U.S. REIT ETF | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab U.S. REIT ETF | Timber REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Schwab U.S. REIT ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab Fundamental U.S. Broad Market ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Fundamental U.S. Broad Market ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Fundamental U.S. Broad Market ETF | ExxonMobil Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Fundamental U.S. Broad Market ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental U.S. Broad Market ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental U.S. Broad Market ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Broad Market ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Broad Market ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Broad Market ETF | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental U.S. Broad Market ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental U.S. Broad Market ETF | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
Schwab Fundamental U.S. Broad Market ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[1]
Schwab Fundamental U.S. Broad Market ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab Fundamental U.S. Broad Market ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Fundamental U.S. Broad Market ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental U.S. Broad Market ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
Schwab Fundamental U.S. Broad Market ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Schwab Fundamental U.S. Broad Market ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Fundamental U.S. Broad Market ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Fundamental U.S. Broad Market ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
Schwab Fundamental U.S. Large Company ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Fundamental U.S. Large Company ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Fundamental U.S. Large Company ETF | ExxonMobil Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Fundamental U.S. Large Company ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental U.S. Large Company ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental U.S. Large Company ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Large Company ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Large Company ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Large Company ETF | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Fundamental U.S. Large Company ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Fundamental U.S. Large Company ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[1]
Schwab Fundamental U.S. Large Company ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[1]
Schwab Fundamental U.S. Large Company ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab Fundamental U.S. Large Company ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab Fundamental U.S. Large Company ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab Fundamental U.S. Large Company ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
Schwab Fundamental U.S. Large Company ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
Schwab Fundamental U.S. Large Company ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab Fundamental U.S. Large Company ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Fundamental U.S. Large Company ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Schwab Fundamental U.S. Large Company ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Fundamental U.S. Large Company ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[1]
Schwab Fundamental U.S. Small Company ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company ETF | Victoria's Secret & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company ETF | Compass, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF | Delek U.S. Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF | Abercrombie & Fitch Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF | Par Pacific Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Twilio, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Crescent Energy Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Royalty Pharma PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental U.S. Small Company ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[1]
Schwab Fundamental U.S. Small Company ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab Fundamental U.S. Small Company ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
Schwab Fundamental U.S. Small Company ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Schwab Fundamental U.S. Small Company ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
Schwab Fundamental U.S. Small Company ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab Fundamental U.S. Small Company ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[1]
Schwab Fundamental U.S. Small Company ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental U.S. Small Company ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab Fundamental U.S. Small Company ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
Schwab Fundamental U.S. Small Company ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Fundamental U.S. Small Company ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Fundamental International Equity ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Fundamental International Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Fundamental International Equity ETF | BHP Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Fundamental International Equity ETF | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Fundamental International Equity ETF | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Fundamental International Equity ETF | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental International Equity ETF | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity ETF | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Fundamental International Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[1]
Schwab Fundamental International Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab Fundamental International Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1]
Schwab Fundamental International Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
Schwab Fundamental International Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
Schwab Fundamental International Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental International Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
Schwab Fundamental International Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab Fundamental International Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab Fundamental International Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
Schwab Fundamental International Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
Schwab Fundamental International Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab Fundamental International Equity ETF | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab Fundamental International Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Fundamental International Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.90%
Schwab Fundamental International Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental International Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
Schwab Fundamental International Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.50%	[1]
Schwab Fundamental International Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental International Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Fundamental International Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Fundamental International Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental International Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1]
Schwab Fundamental International Small Equity ETF | Ibiden Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental International Small Equity ETF | Daewoo Engineering & Construction Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity ETF | Samsung Life Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity ETF | Samsung E&A Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | GS Engineering & Construction Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | easyJet PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Baytex Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Helvetia Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | DL E&C Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
Schwab Fundamental International Small Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab Fundamental International Small Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Fundamental International Small Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1]
Schwab Fundamental International Small Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Schwab Fundamental International Small Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Fundamental International Small Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[1]
Schwab Fundamental International Small Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab Fundamental International Small Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Fundamental International Small Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab Fundamental International Small Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1],[2]
Schwab Fundamental International Small Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental International Small Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	29.20%	[1]
Schwab Fundamental International Small Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Schwab Fundamental International Small Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Schwab Fundamental International Small Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Fundamental International Small Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Schwab Fundamental International Small Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab Fundamental International Small Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental International Small Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental International Small Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental International Small Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Fundamental Emerging Markets Equity ETF | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Fundamental Emerging Markets Equity ETF | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Fundamental Emerging Markets Equity ETF | China Construction Bank Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Fundamental Emerging Markets Equity ETF | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Fundamental Emerging Markets Equity ETF | Petroleo Brasileiro SA - Petrobras - Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Fundamental Emerging Markets Equity ETF | Petroleo Brasileiro SA - Petrobras - Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Fundamental Emerging Markets Equity ETF | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental Emerging Markets Equity ETF | Industrial & Commercial Bank of China Ltd., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental Emerging Markets Equity ETF | JD.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental Emerging Markets Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1],[2]
Schwab Fundamental Emerging Markets Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Schwab Fundamental Emerging Markets Equity ETF | CHINA
Holdings [Line Items]
Percent of Total Investments	29.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF | BRAZIL
Holdings [Line Items]
Percent of Total Investments	12.30%	[1]
Schwab Fundamental Emerging Markets Equity ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental Emerging Markets Equity ETF | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF | INDIANA
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab Fundamental Emerging Markets Equity ETF | NEW MEXICO
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Amount is less than 0.05%.